Subsidiary Companies	6 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
Subsidiary Companies	SUBSIDIARY COMPANIES
As of June 30, 2025 and December 31, 2024, the consolidated Subsidiary Companies are as follows:

•P.M.I. Trading, DAC. (“PMI Trading”) (i)(iii)(vii)
•P.M.I. Holdings Petróleos España, S.L.U. (“HPE”) (i)(iii)(v)
•P.M.I. Services North America, Inc. (“PMI SUS”) (i)(iii)(vi)
•P.M.I. Norteamérica, S.A. de C.V. (“PMI NASA”) (i)(iii)(iv)
•P.M.I. Comercio Internacional, S.A. de C.V. (“PMI CIM”) (i)(ii)(iv)
•PMI Campos Maduros SANMA, S. de R.L. de C.V. (“SANMA”) (iii)(iv)(xiii)
•Pro-Agroindustria, S.A. de C.V. (“AGRO”) (iii)(iv)
•PTI Infraestructura de Desarrollo, S.A. de C.V. (“PTI ID”) (iii)(iv)
•P.M.I. Servicios Portuarios Transoceánico, S.A. de C.V. (“PMI SP”) (iii)(iv)
•Pemex Procurement International, Inc. (“PPI”) (iii)(vi)
•Pemex Finance Limited (“FIN”) (iii)(ix)(xii)
•Mex Gas Internacional, S.L. (“MGAS”) (iii)(iv)
•Pemex Desarrollo e Inversión de Proyectos, S.A. de C.V. (“PDII”) (iii)(iv)
•KOT Insurance Company, AG. (“KOT”) (iii)(viii)
•PPQ Cadena Productiva, S.L.U. (“PPQCP”) (iii)(v)(xi)
•I.I.I. Servicios, S.A. de C.V. (“III Servicios”) (iii)(iv)
•PMI Ducto de Juárez, S. de R.L. de C.V. (“PMI DJ”) (i)(iii)(iv)
•PMX Fertilizantes Holding, S.A. de C.V. (“PMX FH”) (iii)(iv)
•PMX Fertilizantes Pacífico, S.A. de C.V. (“PMX FP”) (iii)(iv)
•Grupo Fertinal, S.A. de C.V. (“GP FER”) (iii)(iv)
•Compañía Mexicana de Exploraciones, S.A. de C.V. (“COMESA”) (ii)(iv)(xi)
•P.M.I. Trading México, S.A. de C.V. (“TRDMX”) (i)(iii)(iv)
•Holdings Holanda Services, B.V. (“HHS”) (iii)(x)
•Deer Park Refining Limited Partnership (“Deer Park” or “DPRLP”) (i)(iii)(vi)
•Gasolinas Bienestar, S.A. de C.V. (“GASOB”) (iii)(iv)

(i)Member Company of the “PMI Subsidiaries”.
(ii)Non-controlling interest company (98.33% in PMI CIM and 60.00% in COMESA).
(iii)Petróleos Mexicanos owns 100.00% of the interests in this Subsidiary Company.
(iv)Operates in Mexico.
(v)Operates in Spain.
(vi)Operates in the United States of America.
(vii)Operates in Ireland.
(viii)Operates in Switzerland.
(ix)Operates in the Cayman Islands.
(x)Operates in the Netherlands.
(xi)This company is in process of liquidation.
(xii)This company was liquidated in September 2024.
(xiii)This company was liquidated in December 2024.